Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill [Abstract]
Changes In The Carrying Amount Of Goodwill By Segment

(millions)	Total	Services	Technology
Balance at December 31, 2009	$198.5	$88.4	$110.1
Sale of business	(1.3)	(1.3)	–
Translation adjustments	.7	(.2)	.9
Balance at December 31, 2010	197.9	86.9	111.0
Transferred to assets held for sale	(1.3)	–	(1.3)
Translation adjustments	(4.1)	(2.7)	(1.4)
Balance at December 31, 2011	$192.5	$84.2	$108.3